Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Reportable Segments

The following table summarizes financial results for reportable segments:

	For the six months ended June 30, 2026
	Aquaculture and agriculture	Industrial Solutions	Investment in marketable securities	Total
	MYR	MYR	MYR	MYR
Revenue	12,777,311	—	—	12,777,311
Cost of revenue	(11,300,000)	—	—	(11,300,000)
Gross Profit	1,477,311	—	—	1,477,311
General and administrative expenses	(1,384,907)	(8,914)	—	(1,393,821)
Interest expenses	(10,909)	—	—	(10,909)
Allowance for expected credit losses	(1,409,106)	—	—	(1,409,106)
Fair value (loss)/gain on marketable securities	—	—	1,063,898	1,063,898
Other income	203	—	—	203
Operating income/(loss)	(1,327,408)	(8,914)	1,063,898	(272,424)
Amount not allocated to segment				(2,787,069)
Loss before income tax				(3,059,493)

Segment assets	129,087,840	114	33,237,789	162,325,743
Segment liabilities	77,937,157	6,719	11,890,714	89,834,590

	For the six months ended June 30, 2025
	Aquaculture and agriculture	Industrial Solutions	Investment in marketable securities	Total
	MYR	MYR	MYR	MYR
Revenue	13,868,859	75,954	—	13,944,813
Cost of revenue	(11,568,375)	(63,858)	—	(11,632,233)
Gross Profit	2,300,484	12,096	—	2,312,580
General and administrative expenses	(304,365)	(53,005)	—	(357,370)
Interest expenses	(12,667)	—	—	(12,667)
Reversal of allowance for expected credit losses	982,000	—	—	982,000
Fair value (loss)/gain on marketable securities	—	—	(512,903)	(512,903)
Income from operations	46,333	—	11,223	57,556
Operating income/(loss)	3,011,785	(40,909)	(501,680)	2,469,196

Segment assets	78,289,647	171,532	22,657,679	101,118,858

Segment liabilities	55,726,624	(99,960)	(8,684,745)	46,941,919